Stock-based Compensation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
Schedule of Stock Option Activity

The following table summarizes stock option activity for the three months ended March 31, 2025:

			Weighted
		Weighted	average	Aggregate
		average	remaining	Intrinsic
		exercise	contractual	Value (in
	Options	price	term (years)	thousands)
Outstanding as of December 31, 2024	7,746,991	$2.81
Exercised	(37,987)	0.11		$14
Granted	1,749,000	0.50
Forfeited	(2,562,180)	1.99
Outstanding as of March 31, 2025	6,895,824	$2.54	7.2	$31
Exercisable as of March 31, 2025	4,693,361	$2.51	6.4	$31

The following table summarizes stock option activity:

			Weighted
		Weighted	average	Aggregate
		average	remaining	Intrinsic
		exercise	contractual	Value (in
	Options	price	term (years)	thousands)
Outstanding as of December 31, 2023	6,023,370	$3.94
Exercised	(3,810)	0.99		$4
Granted	3,805,465	1.76
Forfeited	(2,078,034)	4.17
Outstanding as of December 31, 2024	7,746,991	$2.81	7.5	$59
Exercisable as of December 31, 2024	4,414,750	$2.44	6.4	$59

Schedule of Estimated Using The Black-Scholes Option-Pricing Model	The fair values in the three months ended March 31, 2025 and 2024 were estimated using the Black-Scholes option-pricing model based on the following assumptions:

Three Months Ended March 31,
	2025	2024
Risk-free interest rate	4.32% - 4.35%	3.77% - 3.89%
Expected term	6 years	6 years
Expected volatility	108.30% - 110.68%	103.39% - 105.96%
Expected dividend yield	—	—

Years Ended December 31,
	2024	2023
Risk-free interest rate	3.77% - 4.59%	2.92% - 4.76%
Expected term	6 years	6 years
Expected volatility	86.55% - 112.12%	57.77% - 103.00%
Expected dividend yield	—	—

Schedule of Stock-based Compensation Expense

The Company recorded stock-based compensation expense in the following expense categories in its accompanying unaudited interim consolidated statements of operations:

	Three Months Ended March 31,
	2025	2024
Research and development	$107	$436
General and administrative	401	621
	$508	$1,057

The Company recorded stock-based compensation expense in the following expense categories in the accompanying consolidated statements of operations:

	Years Ended December 31,
	2024	2023
Research and development	$1,116	$1,242
General and administrative	2,533	1,074
	$3,649	$2,316